Note 20 - Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
20	Investments in unconsolidated joint ventures

On
March 30, 2017,
the Company, acquired a
49%
ownership interest in City of Athens from Fly Free Company, a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$4,200.
City of Athens is a party to a newbuilding contract for the construction of M/T Eco Holmby Hills, a
50,000
dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai in
March 2018.
Furthermore on
March 30, 2017,
acquired a
49%
ownership interest in Eco Nine from Maxima International Co., a Marshall Islands corporation and wholly-owned subsidiary of the Lax Trust, for an aggregate purchase price of
$3,500.
Eco Nine is a party to a newbuilding contract for the construction of M/T Eco Palm Springs, a
50,000
dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai in
May 2018.
On
June 14, 2017
the company acquired an additional
1%
interest in City of Athens and in Eco Nine for an aggregate consideration of
$157,
increasing the Company’s interest in both companies to
50%.
fees and costs related to the investments amounting to
$353
were accounted for as part of the investment.

On
June 30, 2017
the Lax Trust sold its
50%
remaining interest in City of Athens and in Eco Nine to Gunvor S.A. (“Gunvor”), a non-affiliated company and on
July 7, 2017
the Company entered into a joint venture agreement with Gunvor. Furthermore, upon the delivery of both vessels from Hyundai, each of the two
vessels will enter into time charter employments with Clearlake Shipping Pte Ltd, a subsidiary of Gunvor, for three
years firm plus
two
additional optional years. The Company's exposure is limited to its share of the net assets of City of Athens and Eco Nine proportionate to its
50%
equity interest in these companies. Generally, the Company will share the profits and losses, cash flows and other matters relating to its investments in City of Athens and in Eco Nine in accordance with its ownership percentage. The vessels will be managed by CSM, pursuant to management agreements. The Company accounts for investments in joint ventures using the equity method since it has joint control over the investment. The Company is obligated to contribute funds for yard installments in relation to the construction of the newbuilding vessels of the companies, as needed and proportionate to its
50%
equity interest in these companies.

During the year ended
December 31 2017
the Company advanced
$5,233
to City of Athens and
$3,738
to Eco Nine respectively to cover upcoming newbuilding installments and
$324
to City of Athens and
$135
to Eco Nine respectively to cover predelivery expenses. Furthermore on
September 25, 2017
City of Athens and Eco Nine signed an indicative term sheet with ABN Amro Bank for a senior facility of
$38,280
for the financing of the delivery installments of M/T Eco Holmby Hills and M/T Eco Palm Springs.

A condensed summary of the financial information for equity accounted investments
50%
owned by the Company shown on a
100%
basis are as follows:

	December 31, 2017
	City of Athens	Eco Nine
Current assets	218	4
Non-current assets	12,664	7,840
Current liabilities	68	-
Long-term liabilities	-	-
Net operating revenues	-	-
Net loss	(20)	(35)